OTHER CURRENT ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2016
OTHER CURRENT ASSETS - NET [Abstract]
Schedule of other current assets
in millions of $	As of December 31,
	2015	2016

VAT recoverable	40.4	28.1
Other receivables – net	15.0	13.1
Prepaid expenses – net	14.4	13.6
Unbilled solar systems integration revenue	3.8	0.6
Income taxes recoverable	0.7	0.2

	74.3	55.6